Label		Element	Value
Risk Return Abstract		rr_RiskReturnAbstract
Document Type		dei_DocumentType	485BPOS
Document Period End Date		dei_DocumentPeriodEndDate	Jul. 14, 2015
Registrant Name		dei_EntityRegistrantName	Advisors' Inner Circle Fund III
Central Index Key		dei_EntityCentralIndexKey	0001593547
Amendment Flag		dei_AmendmentFlag	false
Document Creation Date		dei_DocumentCreationDate	Jul. 14, 2015
Document Effective Date		dei_DocumentEffectiveDate	Jul. 14, 2015
Prospectus Date		rr_ProspectusDate	Jul. 14, 2015
KNIGHTS OF COLUMBUS CORE BOND FUND
Risk Return Abstract		rr_RiskReturnAbstract
Risk/Return [Heading]		rr_RiskReturnHeading	KNIGHTS OF COLUMBUS CORE BOND FUND
Objective [Heading]		rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The Knights of Columbus Core Bond Fund (the "Core Bond Fund" or the "Fund") seeks current income and capital preservation.
Expense [Heading]		rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Class S Shares or Investor Shares of the Fund.
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENTS)
Redemption Fee (as a percentage of amount redeemed, if shares redeemed have been held for less than 30 days)		rr_RedemptionFeeOverRedemption	(2.00%)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance.

Expense Example [Heading]		rr_ExpenseExampleHeading
EXAMPLE

Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including capped expenses for the period described in the footnote to the fee table) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]		rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in bonds. This investment policy can be changed by the Fund upon 60 days' prior written notice to shareholders. For purposes of this policy, bonds include a variety of fixed-income instruments, such as securities issued or guaranteed by the U.S. Government and its agencies or instrumentalities, municipal bonds, corporate obligations, residential and commercial mortgage-backed securities, and asset-backed securities. The Fund invests primarily in U.S. issuers and investment-grade securities, but may hold securities that are rated below investment grade ("high yield" or "junk bonds"). The Fund may invest in securities with any maturity or duration.

The Fund makes investment decisions consistent with the United States Conference of Catholic Bishops' Socially Responsible Investing Guidelines (the "USCCB Guidelines"), and therefore, does not invest in companies involved with abortion, contraception, pornography, stem cell research/human cloning, weapons of mass destruction, or other enterprises that conflict with the USCCB Guidelines.

In selecting investments to purchase on behalf of the Fund, the Adviser combines quantitative and qualitative analyses to identify market sectors and individual issuers that the Adviser believes are undervalued in the market. For corporate issuers, the Adviser analyzes the company's financial statements as well as its prospects for future cash generation, while for mortgage- or asset-backed securities, the Adviser analyzes the quality of the underlying receivables and structural credit enhancements. The Adviser will generally sell a security on behalf of the Fund if the security reaches its estimated fair value or is impacted by an adverse event, or if more attractive alternatives exist.

Risk [Heading]		rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A FUND SHARE IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

CREDIT RISK -- The credit rating or financial condition of an issuer may affect the value of a fixed income security. Generally, the lower the credit quality of a security, the greater the perceived risk that the issuer will fail to pay interest fully and return principal in a timely manner. If an issuer defaults or becomes unable to honor its financial obligations, the security may lose some or all of its value.

INTEREST RATE RISK -- As with most funds that invest in fixed income securities, changes in interest rates could affect the value of your investment. Rising interest rates tend to cause the prices of fixed income securities (especially those with longer maturities and lower credit qualities) and the Fund's share price to fall.

PREPAYMENT AND EXTENSION RISK -- When interest rates fall, issuers of high interest debt obligations may pay off the debts earlier than expected (prepayment risk), and the Fund may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected (extension risk), thus keeping the Fund's assets tied up in lower interest debt obligations.

U.S. GOVERNMENT SECURITIES RISK -- The Fund's investment in U.S. government obligations may include securities issued or guaranteed as to principal and interest by the U.S. government, or its agencies or instrumentalities. Payment of principal and interest on U.S. government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. There can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so. In addition, U.S. government securities are not guaranteed against price movements due to changing interest rates.

MUNICIPAL BONDS RISK -- The Fund could be impacted by events in the municipal securities market. Negative events, such as severe fiscal difficulties, bankruptcy, an economic downturn, unfavorable legislation, court rulings or political developments could adversely affect the ability of municipal issuers to repay principal and to make interest payments.

CORPORATE FIXED INCOME SECURITIES RISK -- The prices of the Fund's corporate fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness and business prospects of individual issuers.

MORTGAGE-BACKED SECURITIES RISK -- Mortgage-backed securities are affected by, among other things, interest rate changes and the possibility of prepayment of the underlying mortgage loans. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations.

ASSET-BACKED SECURITIES RISK -- Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities, and asset-backed securities may not have the benefit of any security interest in the related assets.

HIGH YIELD BOND RISK -- High yield, or "junk," bonds are debt securities rated below investment grade. High yield bonds are speculative, involve greater risks of default, downgrade, or price declines and are more volatile and tend to be less liquid than investment-grade securities. Companies issuing high yield bonds are less financially strong, are more likely to encounter financial difficulties, and are more vulnerable to adverse market events and negative sentiments than companies with higher credit ratings.

LIQUIDITY RISK -- Certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price, sell other securities instead or forgo an investment opportunity, any of which could have a negative effect on Fund management or performance.

CATHOLIC VALUES INVESTING RISK -- The Fund considers the USCCB Guidelines in its investment process and may choose not to purchase, or may sell, otherwise profitable investments in companies which have been identified as being in conflict with the USCCB Guidelines. This means that the Fund may underperform other similar mutual funds that do not consider the USCCB Guidelines when making investment decisions.

NEW FUND RISK -- Investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

Risk Lose Money [Text]		rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk Not Insured Depository Institution [Text]		rr_RiskNotInsuredDepositoryInstitution	A FUND SHARE IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY.
Performance One Year or Less [Text]		rr_PerformanceOneYearOrLess	The Fund is new, and therefore does not have performance history for a full calendar year.
Performance Availability Phone [Text]		rr_PerformanceAvailabilityPhone
Updated
 performance information is available by calling toll-free to 1-844-KC-FUNDS (1-844-523-8637).

Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress
Updated
 performance information is available on the Fund's website at WWW.KOFCASSETADVISORS.ORG

Performance Table Heading		rr_PerformanceTableHeading	PERFORMANCE INFORMATION
Performance Table Narrative		rr_PerformanceTableNarrativeTextBlock

The Fund is new, and therefore does not have performance history for a full calendar year. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's returns and comparing the Fund's performance to a broad measure of market performance. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at WWW.KOFCASSETADVISORS.ORG or by calling toll-free to 1-844-KC-FUNDS (1-844-523-8637).

KNIGHTS OF COLUMBUS CORE BOND FUND | Class S Shares
Risk Return Abstract		rr_RiskReturnAbstract
Management Fees		rr_ManagementFeesOverAssets	0.40%
Distribution 12b-1 Fees		rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fees		rr_Component2OtherExpensesOverAssets	0.20%
Other Operating Expenses	[1]	rr_Component3OtherExpensesOverAssets	0.73%
Other Expenses		rr_OtherExpensesOverAssets	0.93%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.33%
Less Fee Reductions and/or Expense Reimbursements		rr_FeeWaiverOrReimbursementOverAssets	(0.53%)
Total Annual Fund Operating Expenses after Fee Reductions and/or Expense Reimbursements(2)	[2]	rr_NetExpensesOverAssets	0.80%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 82
3 Years		rr_ExpenseExampleYear03	$ 333
KNIGHTS OF COLUMBUS CORE BOND FUND | Investor Shares
Risk Return Abstract		rr_RiskReturnAbstract
Management Fees		rr_ManagementFeesOverAssets	0.40%
Distribution 12b-1 Fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Servicing Fees		rr_Component2OtherExpensesOverAssets	0.20%
Other Operating Expenses	[1]	rr_Component3OtherExpensesOverAssets	0.73%
Other Expenses		rr_OtherExpensesOverAssets	0.93%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.58%
Less Fee Reductions and/or Expense Reimbursements		rr_FeeWaiverOrReimbursementOverAssets	(0.53%)
Total Annual Fund Operating Expenses after Fee Reductions and/or Expense Reimbursements(2)	[2]	rr_NetExpensesOverAssets	1.05%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 107
3 Years		rr_ExpenseExampleYear03	$ 411
KNIGHTS OF COLUMBUS LIMITED DURATION BOND FUND
Risk Return Abstract		rr_RiskReturnAbstract
Risk/Return [Heading]		rr_RiskReturnHeading	KNIGHTS OF COLUMBUS LIMITED DURATION BOND FUND
Objective [Heading]		rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The Knights of Columbus Limited Duration Bond Fund (the "Limited Duration Bond Fund" or the "Fund") seeks current income and capital preservation.
Expense [Heading]		rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Class S Shares or Investor Shares of the Fund.
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENTS)
Redemption Fee (as a percentage of amount redeemed, if shares redeemed have been held for less than 30 days)		rr_RedemptionFeeOverRedemption	(2.00%)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance.

Expense Example [Heading]		rr_ExpenseExampleHeading
EXAMPLE

Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including capped expenses for the period described in the footnote to the fee table) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]		rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in bonds. This investment policy can be changed by the Fund upon 60 days' prior written notice to shareholders. For purposes of this policy, bonds include a variety of fixed-income instruments, such as securities issued or guaranteed by the U.S. Government and its agencies or instrumentalities, municipal bonds, corporate obligations, residential and commercial mortgage-backed securities, and asset-backed securities. The Fund invests primarily in U.S. issuers and investment-grade securities, but may hold securities that are rated below investment grade ("high yield" or "junk bonds").

The Fund may invest in securities with any maturity or duration, but seeks to maintain an average duration similar to that of the Barclays Capital 1-3 Year U.S. Government/Credit Index, which generally ranges between zero and three years. Duration measures how changes in interest rates affect the value of a fixed income security. For example, a five-year duration means that the fixed income security will decrease in value by 5% if interest rates rise 1% and increase in value by 5% if interest rates fall 1%. Thus, the longer the duration, the more volatile the security.

The Fund makes investment decisions consistent with the United States Conference of Catholic Bishops' Socially Responsible Investing Guidelines (the "USCCB Guidelines"), and therefore, does not invest in companies involved with abortion, contraception, pornography, stem cell research/human cloning, weapons of mass destruction, or other enterprises that conflict with the USCCB Guidelines.

In selecting investments to purchase on behalf of the Fund, the Adviser combines quantitative and qualitative analyses to identify market sectors and individual issuers that the Adviser believes are undervalued in the market. For corporate issuers, the Adviser analyzes the company's financial statements as well as its prospects for future cash generation, while for mortgage- or asset-backed securities, the Adviser analyzes the quality of the underlying receivables and structural credit enhancements. The Adviser will generally sell a security on behalf of the Fund if the security reaches its estimated fair value or is impacted by an adverse event, or if more attractive alternatives exist.

Risk [Heading]		rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A FUND SHARE IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

CREDIT RISK -- The credit rating or financial condition of an issuer may affect the value of a fixed income security. Generally, the lower the credit quality of a security, the greater the perceived risk that the issuer will fail to pay interest fully and return principal in a timely manner. If an issuer defaults or becomes unable to honor its financial obligations, the security may lose some or all of its value.

INTEREST RATE RISK -- As with most funds that invest in fixed income securities, changes in interest rates could affect the value of your investment. Rising interest rates tend to cause the prices of fixed income securities (especially those with lower credit qualities) and the Fund's share price to fall.

PREPAYMENT AND EXTENSION RISK -- When interest rates fall, issuers of high interest debt obligations may pay off the debts earlier than expected (prepayment risk), and the Fund may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected (extension risk), thus keeping the Fund's assets tied up in lower interest debt obligations.

U.S. GOVERNMENT SECURITIES RISK -- The Fund's investment in U.S. government obligations may include securities issued or guaranteed as to principal and interest by the U.S. government, or its agencies or instrumentalities. Payment of principal and interest on U.S. government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. There can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so. In addition, U.S. government securities are not guaranteed against price movements due to changing interest rates.

MUNICIPAL BONDS RISK -- The Fund could be impacted by events in the municipal securities market. Negative events, such as severe fiscal difficulties, bankruptcy, an economic downturn, unfavorable legislation, court rulings or political developments could adversely affect the ability of municipal issuers to repay principal and to make interest payments.

CORPORATE FIXED INCOME SECURITIES RISK -- The prices of the Fund's corporate fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness and business prospects of individual issuers.

MORTGAGE-BACKED SECURITIES RISK -- Mortgage-backed securities are affected by, among other things, interest rate changes and the possibility of prepayment of the underlying mortgage loans. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations.

ASSET-BACKED SECURITIES RISK -- Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities, and asset-backed securities may not have the benefit of any security interest in the related assets.

HIGH YIELD BOND RISK -- High yield, or "junk," bonds are debt securities rated below investment grade. High yield bonds are speculative, involve greater risks of default, downgrade, or price declines and are more volatile and tend to be less liquid than investment-grade securities. Companies issuing high yield bonds are less financially strong, are more likely to encounter financial difficulties, and are more vulnerable to adverse market events and negative sentiments than companies with higher credit ratings.

LIQUIDITY RISK -- Certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price, sell other securities instead or forgo an investment opportunity, any of which could have a negative effect on Fund management or performance.

CATHOLIC VALUES INVESTING RISK -- The Fund considers the USCCB Guidelines in its investment process and may choose not to purchase, or may sell, otherwise profitable investments in companies which have been identified as being in conflict with the USCCB Guidelines. This means that the Fund may underperform other similar mutual funds that do not consider the USCCB Guidelines when making investment decisions.

NEW FUND RISK -- Investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

Risk Lose Money [Text]		rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk Not Insured Depository Institution [Text]		rr_RiskNotInsuredDepositoryInstitution	A FUND SHARE IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY.
Performance One Year or Less [Text]		rr_PerformanceOneYearOrLess	The Fund is new, and therefore does not have performance history for a full calendar year.
Performance Availability Phone [Text]		rr_PerformanceAvailabilityPhone
Updated
 performance information is available by calling toll-free to 1-844-KC-FUNDS (1-844-523-8637).

Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress
Updated
 performance information is available on the Fund's website at WWW.KOFCASSETADVISORS.ORG

Performance Table Heading		rr_PerformanceTableHeading	PERFORMANCE INFORMATION
Performance Table Narrative		rr_PerformanceTableNarrativeTextBlock

The Fund is new, and therefore does not have performance history for a full calendar year. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's returns and comparing the Fund's performance to a broad measure of market performance. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at WWW.KOFCASSETADVISORS.ORG or by calling toll-free to 1-844-KC-FUNDS (1-844-523-8637).

KNIGHTS OF COLUMBUS LIMITED DURATION BOND FUND | Class S Shares
Risk Return Abstract		rr_RiskReturnAbstract
Management Fees		rr_ManagementFeesOverAssets	0.40%
Distribution 12b-1 Fees		rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fees		rr_Component2OtherExpensesOverAssets	0.20%
Other Operating Expenses	[1]	rr_Component3OtherExpensesOverAssets	0.73%
Other Expenses		rr_OtherExpensesOverAssets	0.93%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.33%
Less Fee Reductions and/or Expense Reimbursements		rr_FeeWaiverOrReimbursementOverAssets	(0.53%)
Total Annual Fund Operating Expenses after Fee Reductions and/or Expense Reimbursements(2)	[2]	rr_NetExpensesOverAssets	0.80%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 82
3 Years		rr_ExpenseExampleYear03	$ 333
KNIGHTS OF COLUMBUS LIMITED DURATION BOND FUND | Investor Shares
Risk Return Abstract		rr_RiskReturnAbstract
Management Fees		rr_ManagementFeesOverAssets	0.40%
Distribution 12b-1 Fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Servicing Fees		rr_Component2OtherExpensesOverAssets	0.20%
Other Operating Expenses	[1]	rr_Component3OtherExpensesOverAssets	0.73%
Other Expenses		rr_OtherExpensesOverAssets	0.93%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.58%
Less Fee Reductions and/or Expense Reimbursements		rr_FeeWaiverOrReimbursementOverAssets	(0.53%)
Total Annual Fund Operating Expenses after Fee Reductions and/or Expense Reimbursements(2)	[2]	rr_NetExpensesOverAssets	1.05%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 107
3 Years		rr_ExpenseExampleYear03	$ 411
KNIGHTS OF COLUMBUS LARGE CAP GROWTH FUND
Risk Return Abstract		rr_RiskReturnAbstract
Risk/Return [Heading]		rr_RiskReturnHeading	KNIGHTS OF COLUMBUS LARGE CAP GROWTH FUND
Objective [Heading]		rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The Knights of Columbus Large Cap Growth Fund (the "Large Cap Growth Fund" or the "Fund") seeks long-term capital appreciation.
Expense [Heading]		rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Class S Shares or Investor Shares of the Fund.
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENTS)
Redemption Fee (as a percentage of amount redeemed, if shares redeemed have been held for less than 30 days)		rr_RedemptionFeeOverRedemption	(2.00%)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance.

Expense Example [Heading]		rr_ExpenseExampleHeading
EXAMPLE

Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including capped expenses for the period described in the footnote to the fee table) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]		rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of large-capitalization companies. This investment policy can be changed by the Fund upon 60 days' prior written notice to shareholders. For purposes of this policy, a large-capitalization company is a company with a market capitalization within the range of the Russell 1000 Growth Index at the time of initial purchase. While the market capitalization range of the Russell 1000 Growth Index changes throughout the year, as of June 26, 2015, the market capitalization range of the Russell 1000 Growth Index was between $1.03 billion and $730.369 billion. The equity securities in which the Fund invests are primarily common stocks of U.S. companies.

The Fund makes investment decisions consistent with the United States Conference of Catholic Bishops' Socially Responsible Investing Guidelines (the "USCCB Guidelines"), and therefore, does not invest in companies involved with abortion, contraception, pornography, stem cell research/human cloning, weapons of mass destruction, or other enterprises that conflict with the USCCB Guidelines.

In selecting investments for the Fund, Boston Advisors, LLC ("Boston Advisors" or the "Sub-Adviser") combines quantitative and qualitative analyses to seek to identify companies with above-average growth prospects. The Sub-Adviser first ranks the individual stocks in which the Fund may invest through the use of models that incorporate multiple fundamental factors, with the weightings of the factors in the models varying in relation to the stock's industry group and the current market environment. The Sub-Adviser then ranks industry groups based on similar fundamental data and macroeconomic considerations, and purchases stocks on behalf of the Fund based on the stock and industry rankings. The Sub-Adviser will generally sell a stock on behalf of the Fund if the stock experiences a rankings decline or extreme price movements, or for risk management purposes.

Risk [Heading]		rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A FUND SHARE IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

EQUITY RISK -- Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

LARGE-CAPITALIZATION COMPANY RISK -- The large-capitalization companies in which the Fund invests may not respond as quickly as smaller companies to competitive challenges, and their growth rates may lag the growth rates of well-managed smaller companies during strong economic periods.

CATHOLIC VALUES INVESTING RISK -- The Fund considers the USCCB Guidelines in its investment process and may choose not to purchase, or may sell, otherwise profitable investments in companies which have been identified as being in conflict with the USCCB Guidelines. This means that the Fund may underperform other similar mutual funds that do not consider the USCCB Guidelines when making investment decisions.

INVESTMENT STYLE RISK -- The Sub-Adviser's growth investment style may increase the risks of investing in the Fund. Because the prices of growth stocks are based largely on the expectation of future earnings, growth stock prices can decline rapidly and significantly when it appears that those expectations will not be met. In addition, a growth investing style may go in and out of favor over time, causing the Fund to sometimes underperform other equity funds that use differing investing styles.

NEW FUND RISK -- Investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

Risk Lose Money [Text]		rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk Not Insured Depository Institution [Text]		rr_RiskNotInsuredDepositoryInstitution	A FUND SHARE IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY.
Performance One Year or Less [Text]		rr_PerformanceOneYearOrLess	The Fund is new, and therefore does not have performance history for a full calendar year.
Performance Availability Phone [Text]		rr_PerformanceAvailabilityPhone
Updated
 performance information is available by calling toll-free to 1-844-KC-FUNDS (1-844-523-8637).

Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress
Updated
 performance information is available on the Fund's website at WWW.KOFCASSETADVISORS.ORG

Performance Table Heading		rr_PerformanceTableHeading	PERFORMANCE INFORMATION
Performance Table Narrative		rr_PerformanceTableNarrativeTextBlock

The Fund is new, and therefore does not have performance history for a full calendar year. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's returns and comparing the Fund's performance to a broad measure of market performance. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at WWW.KOFCASSETADVISORS.ORG or by calling toll-free to 1-844-KC-FUNDS (1-844-523-8637).

KNIGHTS OF COLUMBUS LARGE CAP GROWTH FUND | Class S Shares
Risk Return Abstract		rr_RiskReturnAbstract
Management Fees		rr_ManagementFeesOverAssets	0.60%
Distribution 12b-1 Fees		rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fees		rr_Component2OtherExpensesOverAssets	0.20%
Other Operating Expenses	[1]	rr_Component3OtherExpensesOverAssets	0.77%
Other Expenses		rr_OtherExpensesOverAssets	0.97%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.57%
Less Fee Reductions and/or Expense Reimbursements		rr_FeeWaiverOrReimbursementOverAssets	(0.47%)
Total Annual Fund Operating Expenses after Fee Reductions and/or Expense Reimbursements(2)	[3]	rr_NetExpensesOverAssets	1.10%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 112
3 Years		rr_ExpenseExampleYear03	$ 418
KNIGHTS OF COLUMBUS LARGE CAP GROWTH FUND | Investor Shares
Risk Return Abstract		rr_RiskReturnAbstract
Management Fees		rr_ManagementFeesOverAssets	0.60%
Distribution 12b-1 Fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Servicing Fees		rr_Component2OtherExpensesOverAssets	0.20%
Other Operating Expenses	[1]	rr_Component3OtherExpensesOverAssets	0.77%
Other Expenses		rr_OtherExpensesOverAssets	0.97%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.82%
Less Fee Reductions and/or Expense Reimbursements		rr_FeeWaiverOrReimbursementOverAssets	(0.47%)
Total Annual Fund Operating Expenses after Fee Reductions and/or Expense Reimbursements(2)	[3]	rr_NetExpensesOverAssets	1.35%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 137
3 Years		rr_ExpenseExampleYear03	$ 495
KNIGHTS OF COLUMBUS LARGE CAP VALUE FUND
Risk Return Abstract		rr_RiskReturnAbstract
Risk/Return [Heading]		rr_RiskReturnHeading	KNIGHTS OF COLUMBUS LARGE CAP VALUE FUND
Objective [Heading]		rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The Knights of Columbus Large Cap Value Fund (the "Large Cap Value Fund" or the "Fund") seeks long-term capital appreciation.
Expense [Heading]		rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Class S Shares or Investor Shares of the Fund.
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENTS)
Redemption Fee (as a percentage of amount redeemed, if shares redeemed have been held for less than 30 days)		rr_RedemptionFeeOverRedemption	(2.00%)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance.

Expense Example [Heading]		rr_ExpenseExampleHeading
EXAMPLE

Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including capped expenses for the period described in the footnote to the fee table) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]		rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of large-capitalization companies. This investment policy can be changed by the Fund upon 60 days' prior written notice to shareholders. For purposes of this policy, a large-capitalization company is a company with a market capitalization within the range of the Russell 1000 Value Index at the time of initial purchase. While the market capitalization range of the Russell 1000 Value Index changes throughout the year, as of June 26, 2015, the market capitalization range of the Russell 1000 Value Index was between $1.03 billion and $367.194 billion. The equity securities in which the Fund invests are primarily common stocks of U.S. companies.

The Fund makes investment decisions consistent with the United States Conference of Catholic Bishops' Socially Responsible Investing Guidelines (the "USCCB Guidelines"), and therefore, does not invest in companies involved with abortion, contraception, pornography, stem cell research/human cloning, weapons of mass destruction, or other enterprises that conflict with the USCCB Guidelines.

In selecting investments for the Fund, Boston Advisors, LLC ("Boston Advisors" or the "Sub-Adviser") combines quantitative and qualitative analyses to seek to identify companies that are undervalued in the market. The Sub-Adviser first ranks the individual stocks in which the Fund may invest through the use of models that incorporate multiple fundamental factors, with the weightings of the factors in the models varying in relation to the stock's industry group and the current market environment. The Sub-Adviser then ranks industry groups based on similar fundamental data and macroeconomic considerations, and purchases stocks on behalf of the Fund based on the stock and industry rankings. The Sub-Adviser will generally sell a stock on behalf of the Fund if the stock experiences a rankings decline or extreme price movements, or for risk management purposes.

Risk [Heading]		rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A FUND SHARE IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

EQUITY RISK -- Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

LARGE-CAPITALIZATION COMPANY RISK -- The large-capitalization companies in which the Fund invests may not respond as quickly as smaller companies to competitive challenges, and their growth rates may lag the growth rates of well-managed smaller companies during strong economic periods.

CATHOLIC VALUES INVESTING RISK -- The Fund considers the USCCB Guidelines in its investment process and may choose not to purchase, or may sell, otherwise profitable investments in companies which have been identified as being in conflict with the USCCB Guidelines. This means that the Fund may underperform other similar mutual funds that do not consider the USCCB Guidelines when making investment decisions.

INVESTMENT STYLE RISK -- The Sub-Adviser's value investment style may increase the risks of investing in the Fund. If the Sub-Adviser's assessment of market conditions, or a company's value or prospects for exceeding earnings expectations is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds. In addition, "value stocks" can continue to be undervalued by the market for long periods of time.

NEW FUND RISK -- Investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

Risk Lose Money [Text]		rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk Not Insured Depository Institution [Text]		rr_RiskNotInsuredDepositoryInstitution	A FUND SHARE IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY.
Performance One Year or Less [Text]		rr_PerformanceOneYearOrLess	The Fund is new, and therefore does not have performance history for a full calendar year.
Performance Availability Phone [Text]		rr_PerformanceAvailabilityPhone
Updated
 performance information is available by calling toll-free to 1-844-KC-FUNDS (1-844-523-8637).

Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress
Updated
 performance information is available on the Fund's website at WWW.KOFCASSETADVISORS.ORG

Performance Table Heading		rr_PerformanceTableHeading	PERFORMANCE INFORMATION
Performance Table Narrative		rr_PerformanceTableNarrativeTextBlock

The Fund is new, and therefore does not have performance history for a full calendar year. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's returns and comparing the Fund's performance to a broad measure of market performance. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at WWW.KOFCASSETADVISORS.ORG or by calling toll-free to 1-844-KC-FUNDS (1-844-523-8637).

KNIGHTS OF COLUMBUS LARGE CAP VALUE FUND | Class S Shares
Risk Return Abstract		rr_RiskReturnAbstract
Management Fees		rr_ManagementFeesOverAssets	0.60%
Distribution 12b-1 Fees		rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fees		rr_Component2OtherExpensesOverAssets	0.20%
Other Operating Expenses	[1]	rr_Component3OtherExpensesOverAssets	0.77%
Other Expenses		rr_OtherExpensesOverAssets	0.97%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.57%
Less Fee Reductions and/or Expense Reimbursements		rr_FeeWaiverOrReimbursementOverAssets	(0.47%)
Total Annual Fund Operating Expenses after Fee Reductions and/or Expense Reimbursements(2)	[3]	rr_NetExpensesOverAssets	1.10%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 112
3 Years		rr_ExpenseExampleYear03	$ 418
KNIGHTS OF COLUMBUS LARGE CAP VALUE FUND | Investor Shares
Risk Return Abstract		rr_RiskReturnAbstract
Management Fees		rr_ManagementFeesOverAssets	0.60%
Distribution 12b-1 Fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Servicing Fees		rr_Component2OtherExpensesOverAssets	0.20%
Other Operating Expenses	[1]	rr_Component3OtherExpensesOverAssets	0.77%
Other Expenses		rr_OtherExpensesOverAssets	0.97%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.82%
Less Fee Reductions and/or Expense Reimbursements		rr_FeeWaiverOrReimbursementOverAssets	(0.47%)
Total Annual Fund Operating Expenses after Fee Reductions and/or Expense Reimbursements(2)	[3]	rr_NetExpensesOverAssets	1.35%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 137
3 Years		rr_ExpenseExampleYear03	$ 495
KNIGHTS OF COLUMBUS SMALL CAP EQUITY FUND
Risk Return Abstract		rr_RiskReturnAbstract
Risk/Return [Heading]		rr_RiskReturnHeading	KNIGHTS OF COLUMBUS SMALL CAP EQUITY FUND
Objective [Heading]		rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The Knights of Columbus Small Cap Equity Fund (the "Small Cap Equity Fund" or the "Fund") seeks long-term capital appreciation.
Expense [Heading]		rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Class S Shares or Investor Shares of the Fund.
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENTS)
Redemption Fee (as a percentage of amount redeemed, if shares redeemed have been held for less than 30 days)		rr_RedemptionFeeOverRedemption	(2.00%)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance.

Expense Example [Heading]		rr_ExpenseExampleHeading
EXAMPLE

Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including capped expenses for the period described in the footnote to the fee table) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]		rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of small-capitalization companies. This investment policy can be changed by the Fund upon 60 days' prior written notice to shareholders. For purposes of this policy, a small-capitalization company is a company with a market capitalization within the range of the Russell 2000 Index at the time of initial purchase. While the market capitalization range of the Russell 2000 Index changes throughout the year, as of June 26, 2015, the market capitalization range of the Russell 2000 Index was between $67 million and $4.84 billion. The equity securities in which the Fund invests are primarily common stocks of U.S. companies.

The Fund makes investment decisions consistent with the United States Conference of Catholic Bishops' Socially Responsible Investing Guidelines (the "USCCB Guidelines"), and therefore, does not invest in companies involved with abortion, contraception, pornography, stem cell research/human cloning, weapons of mass destruction, or other enterprises that conflict with the USCCB Guidelines.

In selecting investments for the Fund, Boston Advisors, LLC ("Boston Advisors" or the "Sub-Adviser") combines quantitative and qualitative analyses. The Sub-Adviser first ranks the individual stocks in which the Fund may invest through the use of models that incorporate multiple fundamental factors, with the weightings of the factors in the models varying in relation to the stock's industry group and the current market environment. The Sub-Adviser then ranks industry groups based on similar fundamental data and macroeconomic considerations, and purchases stocks on behalf of the Fund based on the stock and industry rankings. The Sub-Adviser will generally sell a stock on behalf of the Fund if the stock experiences a rankings decline or extreme price movements, or for risk management purposes.

Risk [Heading]		rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A FUND SHARE IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

EQUITY RISK -- Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

SMALL-CAPITALIZATION COMPANY RISK -- The small-capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small-capitalization stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

CATHOLIC VALUES INVESTING RISK -- The Fund considers the USCCB Guidelines in its investment process and may choose not to purchase, or may sell, otherwise profitable investments in companies which have been identified as being in conflict with the USCCB Guidelines. This means that the Fund may underperform other similar mutual funds that do not consider the USCCB Guidelines when making investment decisions.

NEW FUND RISK -- Investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

Risk Lose Money [Text]		rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk Not Insured Depository Institution [Text]		rr_RiskNotInsuredDepositoryInstitution	A FUND SHARE IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY.
Performance One Year or Less [Text]		rr_PerformanceOneYearOrLess	The Fund is new, and therefore does not have performance history for a full calendar year.
Performance Availability Phone [Text]		rr_PerformanceAvailabilityPhone
Updated
 performance information is available by calling toll-free to 1-844-KC-FUNDS (1-844-523-8637).

Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress
Updated
 performance information is available on the Fund's website at WWW.KOFCASSETADVISORS.ORG

Performance Table Heading		rr_PerformanceTableHeading	PERFORMANCE INFORMATION
Performance Table Narrative		rr_PerformanceTableNarrativeTextBlock

The Fund is new, and therefore does not have performance history for a full calendar year. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's returns and comparing the Fund's performance to a broad measure of market performance. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at WWW.KOFCASSETADVISORS.ORG or by calling toll-free to 1-844-KC-FUNDS (1-844-523-8637).

KNIGHTS OF COLUMBUS SMALL CAP EQUITY FUND | Investor Shares
Risk Return Abstract		rr_RiskReturnAbstract
Management Fees		rr_ManagementFeesOverAssets	0.73%
Distribution 12b-1 Fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Servicing Fees		rr_Component2OtherExpensesOverAssets	0.20%
Other Operating Expenses	[1]	rr_Component3OtherExpensesOverAssets	0.76%
Other Expenses		rr_OtherExpensesOverAssets	0.96%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.94%
Less Fee Reductions and/or Expense Reimbursements		rr_FeeWaiverOrReimbursementOverAssets	(0.44%)
Total Annual Fund Operating Expenses after Fee Reductions and/or Expense Reimbursements(2)	[4]	rr_NetExpensesOverAssets	1.50%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 153
3 Years		rr_ExpenseExampleYear03	$ 537
KNIGHTS OF COLUMBUS SMALL CAP EQUITY FUND | Class S Shares
Risk Return Abstract		rr_RiskReturnAbstract
Management Fees		rr_ManagementFeesOverAssets	0.73%
Distribution 12b-1 Fees		rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fees		rr_Component2OtherExpensesOverAssets	0.20%
Other Operating Expenses	[1]	rr_Component3OtherExpensesOverAssets	0.76%
Other Expenses		rr_OtherExpensesOverAssets	0.96%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.69%
Less Fee Reductions and/or Expense Reimbursements		rr_FeeWaiverOrReimbursementOverAssets	(0.44%)
Total Annual Fund Operating Expenses after Fee Reductions and/or Expense Reimbursements(2)	[4]	rr_NetExpensesOverAssets	1.25%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 127
3 Years		rr_ExpenseExampleYear03	$ 460
KNIGHTS OF COLUMBUS INTERNATIONAL EQUITY FUND
Risk Return Abstract		rr_RiskReturnAbstract
Risk/Return [Heading]		rr_RiskReturnHeading	KNIGHTS OF COLUMBUS INTERNATIONAL EQUITY FUND
Objective [Heading]		rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The Knights of Columbus International Equity Fund (the "International Equity Fund" or the "Fund") seeks long-term capital appreciation.
Expense [Heading]		rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Class S Shares or Investor Shares of the Fund.
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENTS)
Redemption Fee (as a percentage of amount redeemed, if shares redeemed have been held for less than 30 days)		rr_RedemptionFeeOverRedemption	(2.00%)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance.

Expense Example [Heading]		rr_ExpenseExampleHeading
EXAMPLE

Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including capped expenses for the period described in the footnote to the fee table) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]		rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities. This investment policy can be changed by the Fund upon 60 days' prior written notice to shareholders. The equity securities in which the Fund invests are primarily common stocks, but may also include American Depositary Receipts ("ADRs"), which are traded on U.S. exchanges and represent an ownership in a foreign security. The Fund may invest in securities of companies with any market capitalization.

Under normal market conditions, the Fund will invest in at least three countries, including the United States, and at least 40% of its assets will be invested in non-U.S. companies, in both developed and emerging market countries. For purposes of this policy, a company is considered to be a non-U.S. company if: (i) 50% of the company's assets are located outside of the United States; (ii) 50% of the company's revenues are generated outside of the United States; or (iii) the company maintains its principal place of business outside of the United States.

The Fund makes investment decisions consistent with the United States Conference of Catholic Bishops' Socially Responsible Investing Guidelines (the "USCCB Guidelines"), and therefore, does not invest in companies involved with abortion, contraception, pornography, stem cell research/human cloning, weapons of mass destruction, or other enterprises that conflict with the USCCB Guidelines.

In selecting investments for the Fund, Boston Advisors, LLC ("Boston Advisors" or the "Sub-Adviser") combines quantitative and qualitative analyses. The Sub-Adviser first ranks the individual stocks in which the Fund may invest through the use of models that incorporate multiple fundamental factors, with the weightings of the factors in the models varying in relation to the stock's industry group and the current market environment. The Sub-Adviser then ranks industry groups based on similar fundamental data and macroeconomic considerations, and purchases stocks on behalf of the Fund based on the stock and industry rankings. The Sub-Adviser will generally sell a stock on behalf of the Fund if the stock experiences a rankings decline or extreme price movements, or for risk management purposes.

Risk [Heading]		rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY. The principal risks affecting shareholders' investments in the Fund are set forth below.

EQUITY RISK -- Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

FOREIGN COMPANY RISK -- Investing in foreign companies, including direct investments and investments through ADRs, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. Foreign companies may not be registered with the U.S. Securities and Exchange Commission ("SEC") and are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publically available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers. While ADRs provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

EMERGING MARKETS SECURITIES RISK -- The Fund's investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

FOREIGN CURRENCY RISK -- As a result of the Fund's investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, in which case, the dollar value of an investment in the Fund would be adversely affected.

CATHOLIC VALUES INVESTING RISK -- The Fund considers the USCCB Guidelines in its investment process and may choose not to purchase, or may sell, otherwise profitable investments in companies which have been identified as being in conflict with the USCCB Guidelines. This means that the Fund may underperform other similar mutual funds that do not consider the USCCB Guidelines when making investment decisions.

NEW FUND RISK -- Investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

Risk Lose Money [Text]		rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk Not Insured Depository Institution [Text]		rr_RiskNotInsuredDepositoryInstitution	A FUND SHARE IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY.
Performance One Year or Less [Text]		rr_PerformanceOneYearOrLess	The Fund is new, and therefore does not have performance history for a full calendar year.
Performance Availability Phone [Text]		rr_PerformanceAvailabilityPhone
Updated
 performance information is available by calling toll-free to 1-844-KC-FUNDS (1-844-523-8637).

Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress
Updated
 performance information is available on the Fund's website at WWW.KOFCASSETADVISORS.ORG

Performance Table Heading		rr_PerformanceTableHeading	PERFORMANCE INFORMATION
Performance Table Narrative		rr_PerformanceTableNarrativeTextBlock

The Fund is new, and therefore does not have performance history for a full calendar year. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's returns and comparing the Fund's performance to a broad measure of market performance. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at WWW.KOFCASSETADVISORS.ORG or by calling toll-free to 1-844-KC-FUNDS (1-844-523-8637).

KNIGHTS OF COLUMBUS INTERNATIONAL EQUITY FUND | Class S Shares
Risk Return Abstract		rr_RiskReturnAbstract
Management Fees		rr_ManagementFeesOverAssets	0.90%
Distribution 12b-1 Fees		rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fees		rr_Component2OtherExpensesOverAssets	0.20%
Other Operating Expenses	[1]	rr_Component3OtherExpensesOverAssets	0.87%
Other Expenses		rr_OtherExpensesOverAssets	1.07%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.97%
Less Fee Reductions and/or Expense Reimbursements		rr_FeeWaiverOrReimbursementOverAssets	(0.67%)
Total Annual Fund Operating Expenses after Fee Reductions and/or Expense Reimbursements(2)	[5]	rr_NetExpensesOverAssets	1.30%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 132
3 Years		rr_ExpenseExampleYear03	$ 507
KNIGHTS OF COLUMBUS INTERNATIONAL EQUITY FUND | Investor Shares
Risk Return Abstract		rr_RiskReturnAbstract
Management Fees		rr_ManagementFeesOverAssets	0.90%
Distribution 12b-1 Fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Servicing Fees		rr_Component2OtherExpensesOverAssets	0.20%
Other Operating Expenses	[1]	rr_Component3OtherExpensesOverAssets	0.87%
Other Expenses		rr_OtherExpensesOverAssets	1.07%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	2.22%
Less Fee Reductions and/or Expense Reimbursements		rr_FeeWaiverOrReimbursementOverAssets	(0.67%)
Total Annual Fund Operating Expenses after Fee Reductions and/or Expense Reimbursements(2)	[5]	rr_NetExpensesOverAssets	1.55%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 158
3 Years		rr_ExpenseExampleYear03	$ 584

[1]	Other Operating Expenses are based on estimated amounts for the current fiscal year.
[2]	Knights of Columbus Asset Advisors LLC ("Knights of Columbus Asset Advisors" or the "Adviser") has contractually agreed to waive fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses (collectively, "excluded expenses")) from exceeding 0.80% and 1.05% of the Fund's Class S Shares' and Investor Shares' average daily net assets, respectively, until February 28, 2017 (the "contractual expense limit"). In addition, if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the contractual expense limit, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the contractual expense limit to recover all or a portion of its prior fee waivers or expense reimbursements made during the preceding three year period during which this agreement was in place. This agreement may be terminated: (i) by the Board of Trustees (the "Board") of The Advisors' Inner Circle Fund III (the "Trust"), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on February 28, 2017.
[3]	Knights of Columbus Asset Advisors LLC ("Knights of Columbus Asset Advisors" or the "Adviser") has contractually agreed to waive fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses (collectively, "excluded expenses")) from exceeding 1.10% and 1.35% of the Fund's Class S Shares' and Investor Shares' average daily net assets, respectively, until February 28, 2017 (the "contractual expense limit"). In addition, if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the contractual expense limit, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the contractual expense limit to recover all or a portion of its prior fee waivers or expense reimbursements made during the preceding three year period during which this agreement was in place. This agreement may be terminated: (i) by the Board of Trustees (the "Board") of The Advisors' Inner Circle Fund III (the "Trust"), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on February 28, 2017.
[4]	Knights of Columbus Asset Advisors LLC ("Knights of Columbus Asset Advisors" or the "Adviser") has contractually agreed to waive fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses (collectively, "excluded expenses")) from exceeding 1.25% and 1.50% of the Fund's Class S Shares' and Investor Shares' average daily net assets, respectively, until February 28, 2017 (the "contractual expense limit"). In addition, if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the contractual expense limit, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the contractual expense limit to recover all or a portion of its prior fee waivers or expense reimbursements made during the preceding three year period during which this agreement was in place. This agreement may be terminated: (i) by the Board of Trustees (the "Board") of The Advisors' Inner Circle Fund III (the "Trust"), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on February 28, 2017.
[5]	Knights of Columbus Asset Advisors LLC ("Knights of Columbus Asset Advisors" or the "Adviser") has contractually agreed to waive fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses (collectively, "excluded expenses")) from exceeding 1.30% and 1.55% of the Fund's Class S Shares' and Investor Shares' average daily net assets, respectively, until February 28, 2017 (the "contractual expense limit"). In addition, if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the contractual expense limit, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the contractual expense limit to recover all or a portion of its prior fee waivers or expense reimbursements made during the preceding three year period during which this agreement was in place. This agreement may be terminated: (i) by the Board of Trustees (the "Board") of The Advisors' Inner Circle Fund III (the "Trust"), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on February 28, 2017.